Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom Income Fund	May 30, 2023
Fidelity Freedom Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(11.30%)
Past 5 years	1.65%
Since Inception	1.99%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.16%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Since Inception	2.17%	[1]

[1]	A From July 20, 2017